Loans and Borrowings	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings
9.	Loans and Borrowings
As of June 30, 2025, and December 31, 2024, the terms and conditions of outstanding obligations are the following:

	$		$		$		$		$		$		$		$

										2025				2024

In thousands of soles		Type of obligation		Maturity		Interest rate		Currency		Face value		Carrying amount		Face value		Carrying amount
Entity
Banco Davivienda		Bank loan		2025		45.930%		COP		5		5		5		5
		Government		2025		IBR + 1.500%				-		-		1,442		1,357
		guaranteed loan				IBR + 1.500%				231		228		701		667
		Bank loan		2029		IBR + 5.550%				10,686		8,170		11,842		8,721
				2025		IBR + 3.500%				598		583		1,516		1,435
				2027		IBR + 3.750%				10,095		9,091		13,299		11,633
				2028		IBR + 6.800%				10,142		7,962		11,791		8,958
				2025		IBR + 5.200%				-		-		2,272		2,194
						IBR + 4.700%				-		-		1,120		1,072
						IBR + 4.500%				1,304		1,262		2,920		2,735
						IBR + 3.500%				-		-		2,392		2,142
						IBR + 4.600%				328		319		836		787
										1,368		1,302		2,764		2,574
				2026		IBR + 3.500%				849		812		1,511		1,402
										802		759		1,302		1,196
				2026		IBR + 4.800%				2,701		2,489		-		-
						IBR + 4.200%				2,292		2,172		-		-
Banco de Bogotá		Bank loan		2025		IBR + 7.000%		COP		2,282		2,063		2,350		2,024
				2026		IBR + 1.70%				966		929		-		-
				2026		IBR + 5.500%				4,356		3,990		6,710		5,935
				2025		46.230%				48		48		20		20
										6		6		8		8
						IBR + 1.680%				-		-		544		530
				2028		IBR + 2.950%				2,065		1,739		-		-
Banco de Occidente		Bank loan		2025		IBR + 1.620%				-		-		285		280
						IBR + 2.330%				-		-		220		216
						IBR + 2.970%				-		-		2,362		2,086
				2028		IBR + 4.990%				1,748		1,431		2,141		1,631
				2026		IBR + 2.120%				1,201		1,155		-		-
				2025		IBR + 3.350%				2,240		2,111		-		-

			$			$		$		$		$

							2025				2024

In thousands of soles	Type of obligation	Maturity		Interest rate	Currency		Face value		Carrying amount		Face value		Carrying amount
Bancolombia	Bank loan	2025		46.210% IBR + 1.50%	COP		20		20		24		24
							1		1		2		2
				46.21%			5		5		5		5
		2026		IBR + 2.700%			4,713		4,375		-		-
				IBR + 1.500%			394		369
		2033		IBR + 3.200%			1,396		1,383		2,847		2,727
				IBR + 6.400%			7,382		4,551		8,819		4,753
		2026		IBR + 2.920%			2,635		2,535		4,599		4,277
		2025		IBR + 2.900%			-		-		4,391		4,304
				IBR + 3,300%			4,944		4,796		5,149		4,720
				IBR + 2.024%			-		-		2,807		2,732
		2025		IBR + 1.500%			3,740		3,497		-		-
		2025		39.640%			12		12		3		3
				IBR + 3.100%			1,420		1,381		-		-
		2026		IBR + 2.874%			3,022		2,777		-		-
		2026		DTF+3.010%			965		855		1,264		1,086
		2025		33.08%			5		5		2		2
	Other financing	2033		DTF+3.950%			72,941		36,268		75,582		36,437
Banco Citibank Colombia	Bank loan	2025		14.840%	COP		33,503		31,427		32,823		30,812
				12.600%			11,533		10,725		10,641		10,641
				14.540%			11,514		10,797		11,352		10,630
				13.590%			12,653		11,850		12,380		11,626
				12.600%			19,109		17,829		18,521		17,457
Itaú Corpbanca Colombia S.A.	Bank loan	2025		45.240%	COP		7		7		9		9
		2035		IBR + 3.490%			73,979		42,924		56,151		44,747
Boston Scientific Colombia lt	Bank loan	2028		10.780%			1,417		1,179		1,574		1,279
Banco de Crédito del Perú	Bank loan	2025		6.380%	S/		20,299		20,014		-		-
		2025		7.850%	US$		-		-		15,368		15,124
				7.200%	S/		-		-		16,274		16,025
Scotiabank Perú S.A.A.	Other financing	2027		6.300%	S/		54,092		48,102		60,472		52,804
	Bank loan	2025		5.900%			-		-		20,374		20,137
				5.500%			20,343		20,012		-		-
				5.550%			81,426		80,746		-		-
				6.000%			-		-		20,392		20,270
				6.230%			-		-		40,814		40,711
				5.950%			-		-		20,389		20,203
Banco BBVA Continental	Bank loan	2025		5.970%	S/		20,577		20,220		-		-
				5.940%			9,262		9,061		-		-
				5.850%			4,115		4,078		-		-
		2025		6.500%			-		-		20,620		20,246
				8.200%			-		-		9,570		9,524
				6.530%			-		-		9,289		9,065

			$			$		$		$		$

							2025				2024

In thousands of soles	Type of obligation	Maturity		Interest rate	Currency		Face value		Carrying amount		Face value		Carrying amount
Banco Interamericano de Finanzas	Bank loan	2025		5.550%	S/		18,657		18,469		-		-
				6.650%			-		-		8,262		8,212
				6.200%			-		-		10,718		10,566
Banco Internacional del Perú S.A.A.	Bank loan	2025		5.600%	S/		7,193		7,177		-		-
				5.550%			8,210		8,110		-		-
		2025		6.830%	S/		-		-		8,269		8,252
		2025		5.950%			-		-		8,196		8,081
Banco Pichincha	Bank loan	2025		5.700%			13,981		13,965		-		-
				5.650%			16,204		16,099		-		-
		2025		6.100%			-		-		14,209		14,174
				5.900%			-		-		16,222		16,054
Banco Citibank	Bank loan	2025		7.000%	S/		20,833		20,582		-		-
				8.380%	US$		29,339		28,461		-		-
				8.800%	S/		-		-		20,776		20,517
				8.380%	US$		-		-		39,121		37,818
Banco GNB	Bank loan	2025		5.550%	S/		9,673		9,657		-		-
				5.900%	S/		-		-		9,683		9,559
Secured bonds issues	Senior notes	2029		10.000%	US$		1,919,153		1,346,378		1,757,784		1,187,816
Banco Santander México, HSBC and Citibank	Bank loan	2028		SOFR+4.875%	US$		486,698		377,878		608,680		462,665
				TIIE+4.500%	MXN		1,559,390		1,087,971		1,816,554		1,221,939
				SOFR+4.875%	US$		117,275		91,022		143,341		109,120
HSBC México	Bank loan	2025		12.430%	MXN		-		-		33,873		33,011
				10.737%			54,226		53,028		-		-
Banco Santander España	Bank loan	2025		8.800%	US$		55,510		54,547		-		-

Total							4,850,079		3,573,771		5,048,548		3,619,774

Current							-		597,537		-		654,233

Non-current							-		2,976,234		-		2,965,541
DTF: Term deposit rate.
IBR: Bank reference indicator.
TIIE: Interbank equilibrium interest rate.
SOFR: Secured Overnight Financing Rate.

The movement of loans and borrowings for the six months ended June 30, 2025 and 2024, is as follows:

In thousands of soles	2025	2024

Balance as of January 1,	3,619,774	3,761,582

Changes in cash flows from financing

Proceeds from loans and borrowings	821,530	474,540

Payment for borrowings from financial obligations	(784,875)	(437,446)

Interest paid	(204,576)	(229,067)

Penalty paid for financial debt prepayment	(81)	-

Total changes from financing cash flows	(168,002)	(191,973)

Effect of changes in foreign exchange rates	(66,066)	(26,050)

Other changes

Interest expense	191,015	241,460

Transaction costs related to loans and borrowings	(3,031)	(5,187)

Financial debt prepayment penalty	81	-

Balance as of June 30,	3,573,771	3,779,832
Other financing with Scotiabank Perú S.A.A.
This financing agreement requires compliance with the following covenant: maintain a consolidated debt service ratio equal to or greater than 1.20. As of June 30, 2025, the Group complies with this covenant.
Senior Notes
As of June, 2025, the senior notes have qualitative and quantitative covenants calculated based on the consolidated financial statements of Auna S.A. and Subsidiaries.
On December 18, 2023, the Group issued US$ 253.0 million aggregate principal amount of the 2029 Notes in exchange for US$ 243.4 million aggregate principal amount of 2025 Senior Notes, which were paid upon the Exchange. The Group did not receive any cash proceeds from the issuance of the 2029 Senior Notes. The new senior notes have an interest rate of 10.00% per year, payable semiannually and due on December 18, 2029. Following the closing of the Exchange, US$ 56.6 million aggregate principal amount of 2025 Senior Notes did not accept the exchange and its terms remain unchanged. The transaction costs incurred in relation to the exchange amounted to S/ 62,193 thousand (equivalent to US$ 16,571 thousand).
As a result of the aforementioned exchange, since December 18, 2023 (the “Issue Date”), the Group has to comply with the following covenants when planning to incur new indebtedness:

◾
The Net Leverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is less than (i)
4:75
to 1:00, if such Incurrence of Indebtedness occurs before the first anniversary of the Issue Date; (ii)
4:25
to 1:00, if such Incurrence of Indebtedness occurs on or after the first anniversary of the Issue Date but before the second anniversary of the Issue Date; and (iii) 3.75 to 1.00, if such Incurrence of Indebtedness occurs on or after the second anniversary of the Issue Date; and

◾
The Interest Coverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is at least i) 1.50 to 1.00, if such Incurrence of Indebtedness occurs on or before September 30, 2024; (ii)
1:75
to 1:00, if such Incurrence of Indebtedness occurs on or before September 30, 2025; and (iii) 2.25 to 1.00, if such Incurrence of Indebtedness occurs after September 30, 2025.

On December 18, 2024, the Group issued US$ 57.8 million aggregate principal amount of the 2029 Notes in exchange for US$ 56.6 million aggregate principal amount of 2025 Senior Notes, which were paid upon. The Group received cash proceeds from the issuance of the 2029 Senior Notes to S/ 11,047 thousand (equivalent to US$ 2,949 thousand). The new senior notes have an interest rate of 10.00% per year, payable semiannually and due on December 18, 2029. The transaction costs incurred in relation to the exchange amounted to S/ 5,595 thousand (equivalent to US$ 1,494 thousand)
In May 2025, the Group closed an offering of US$ 62,100 thousand in aggregate principal amount of its 10.00% Senior Secured Notes due 2029. The Additional 2029 Notes were issued as additional notes under the indenture governing the outstanding US$ 310,837 thousand in aggregate principal amount of the Group’s 10.000% Senior Secured Notes due 2029 previously issued.
The net proceeds from this offering, used by the Group to partially prepay indebtedness under the Term Loan credit agreement, and to pay related interests, fees and expenses. As a result, the total aggregate principal amount outstanding of the Group’s 10.00% Senior Secured Notes due 2029 is US$ 372,937 thousand. The transaction costs incurred in relation to the senior notes amounted to S/ 4,878 thousand (equivalent to US$ 1,334 thousand).
As of June 30, 2025, the Group is in compliance with the covenants above indicated.
Term Loan
As of June, 2025, the loan has qualitative and quantitative covenants calculated based on the consolidated financial statements of Auna S.A. and Subsidiaries.
The Group complies with the quantitative terms of the following covenants:

◾
The consolidated leverage ratio is less than (i) 4.75:1.00 for the fiscal quarters ending December 31, 2023, June 30, 2024, June 30, 2024 and September 30, 2024, (ii) 4.25:1.00 for the fiscal quarters ending December 31, 2024, June 30, 2025, June 30, 2025 and September 30, 2025, (iii) 3.75:1.00 for the fiscal quarters ending December 31, 2025, March 31, 2026, June 30, 2026 and September 30, 2026 and (iv) 3.25:1.00 for the fiscal quarter ending December 31, 2026 and as of the end of each fiscal quarter thereafter.

◾
The consolidated interest coverage ratio is greater than (i) 1.50:1.00 for the fiscal quarters ending December 31, 2023, June 30, 2024, June 30, 2024 and September 30, 2024, (ii) 1.75:1.00 for the fiscal quarters ending December 31, 2024, June 30, 2025, June 30, 2025 and September 30, 2025 and (iii) 2.25:1.00 for the fiscal quarter ending December 31, 2025 and as of the end of each fiscal quarter thereafter.

In March 2024, the Group completed a syndication process for US$ 550 million with the participation of Banco Santander México, HSBC, and Citibank as “Joint Lead Arrangers and Joint Bookrunners” and a group of banks as lenders.
On May 12, 2025, the term loan was
pre-paid
by the Group with the resources obtained from the Senior Notes. As a result of prepayment, the Group recorded a penalty of S/ 81 thousand. These expenses are presented in “Finance costs” in the consolidated statement of profit or loss and other comprehensive income (note 16).
As of June 30, 2025, the Group is in compliance with the covenants above indicated.